Dividends Paid and Proposed (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends [Line Items]
Dividends paid, ordinary shares	$ 63.8	$ 45.0	$ 0.0
Dividends per weighted number of shares (in dollars per share)		$ 0.22
First Interim Dividend
Dividends [Line Items]
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.41
Second Interim Dividend
Dividends [Line Items]
Dividends paid, ordinary shares per share (in dollars per share)	0.14
Third Interim Dividend
Dividends [Line Items]
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.14